Intangible assets and goodwill	3 Months Ended
Mar. 31, 2017
Intangible assets and goodwill
Intangible assets and goodwill

4. Intangible assets and goodwill

The gross carrying amount of in‑process research and development, acquired developed product rights and goodwill is as follows (in thousands):

	As of March 31, 2017
	Beginning of Period	Additions	Amortization	End of Period
IPR&D	$20,723	$—	$—	$20,723
Acquired product rights	40,177	—	(1,256)	38,921
Goodwill	7,256	—	—	7,256
Total	$68,156	$—	$(1,256)	$66,900

	As of December 31, 2016
	Beginning of Period	Additions	Impairment	End of Period
IPR&D	$36,551	$—	$(15,828)	$20,723
Acquired product rights	—	40,177	—	40,177
Goodwill	7,256	—	—	7,256
Total	$43,807	$40,177	$(15,828)	$68,156

Our finite lived intangible asset consists of acquired developed product rights obtained from the asset acquisition of Keveyis® (dichlorphenamide) from a subsidiary of Taro Pharmaceutical Industries Ltd. (“Taro”).  Keveyis is approved in the U.S. to treat hyperkalemic, hypokalemic and related variants of primary periodic paralysis, a group of rare hereditary disorders that cause episodes of muscle weakness or paralysis.  Keveyis has received orphan drug exclusivity status in the U.S. through August 7, 2022. In connection with the Asset Purchase and Supply Agreement we entered into with Taro, we have paid Taro an upfront payment in two installments of $1 million in December 2016 and $7.5 million in March 2017.  We have concluded that the supply price payable by us exceeds fair value and, therefore, have used a discounted cash flow method with a probability assumption to value the payments in excess of fair value at $29.3 million, for which we have recorded an intangible asset and corresponding liability. This liability will be reduced as we purchase inventory over the term of the agreement.  In addition, we incurred transaction costs of $2.4 million. The overall recording of the transaction resulted in the recording of an intangible asset of $40.2 million. This asset is being amortized over an eight-year period using the straight-line method.

We recorded amortization expense of $1.3 million and $0 for the three months ended March 31, 2017 and 2016, respectively.